Derivatives and hedging activities (Tables)	12 Months Ended
Mar. 31, 2016
Derivatives and hedging activities
Schedule of net gain/(loss) from foreign currency exchange contracts
Year ended March 31,
2016	2015	2014
$261	$1,321	$(1,134)

Reconciliation from the opening balance to the closing balance of foreign currency derivative instruments

	Balance as of March 31, 2015	Revaluation	Received from the bank (net)	Balance as of March 31, 2016
Fixing	$—	$1,031	$(1,128)	$(97)
Revaluation to Net Income	—	(770)	—	(770)
Revaluation to Accumulated other comprehensive loss	—	(1,609)	—	(1,609)

Total	—	$(1,348)	$(1,128)	$(2,476)

	Balance as of March 31, 2014	Revaluation	Received from the bank (net)	Balance as of March 31, 2015
Fixing	$(304)	$1,214	$(910)	$—
Revaluation to Net Income	(107)	107	—	—

Total	$(411)	$1,321	$(910)	—